Related parties (Detail 3) SFr in Millions, $ in Millions	Dec. 31, 2025 CHF (SFr)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Loans Advances And Mortgages To Key Management Personnel [Line Items]
Balance at the beginning of the year	SFr 46	$ 51	$ 61
Balance at the end of the year	47	59	51
Balance at the beginning of the year	126	139	24
Balance at the end of the year	SFr 125	$ 158	$ 139